Note 13 - Quantitative Information about Fair Value (Level 3) (Detail: Text Values) - Valuation technique unobservable parameters (Level 3) [Member] - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Assets [Member]
Non-derivative other financial instruments held at fair value, Included in other financial assets [Abstract]
Other trading assets	€ 16	€ 28
Other financial assets mandatory at fair value through profit or loss	1,399	1,470
Liabilities [Member]
Included in other financial liabilities [Abstract]
Securities sold under repurchase agreements designated at fair value	192	186
Other financial liabilities designated at fair value	€ 6	€ 92